Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Mid Cap Value Fund, Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Mid Cap Value Fund | Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund
Annual Total Returns
'04	14.53%
'05	12.15%
'06	20.62%
'07	7.74%
'08	(41.42%)
'09	39.16%
'10	22.18%